Cover	Mar. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2022
Entity File Number	333-255055
Entity Registrant Name	Intorio, Corp.
Entity Central Index Key	0001852536
Entity Tax Identification Number	98-1578603
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	24 Alexander Kazbegi Ave
Entity Address, City or Town	Tbilisi
Entity Address, Country	GE
Entity Address, Postal Zip Code	0177
City Area Code	702
Local Phone Number	605-46-36
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true